Intangible Assets, Net (Details) - Schedule of estimated amortization - Dec. 31, 2021	CNY (¥)	USD ($)
Schedule of estimated amortization [Abstract]
2022	¥ 8,737,103	$ 1,370,376
2023	8,737,103	1,370,376
2024	7,143,178	1,120,376
2025	3,263,553	511,872
Thereafter
Total	¥ 27,880,937	$ 4,373,000